Income Taxes - Schedule of Deferred Tax Assets and Deferred Tax Liabilities (Details) - USD ($)	Sep. 30, 2024	Sep. 30, 2023
Deferred tax assets:
Bad debt allowance	$ 174,644	$ 82,312
Inventory impairment provision	254,864	216,892
Other deductible temporary difference	(267,944)	(143,805)
Net operating loss carry-forward	463,628	445,937
valuation allowance for deferred income tax assets	(625,192)	(601,336)
Total